Loans and Allowance for Credit Losses, Allowance for Credit Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 23,463	$ 25,031	$ 21,711	$ 5,518	$ 3,964
Provision for credit losses	7,899	15,753	21,668	15,979	4,939
Interest income on certain impaired loans (1)	(332)	(266)	0	0	0
Loan charge-offs	(13,615)	(20,100)	(19,825)	(8,777)	(4,449)
Loan recoveries	2,316	2,347	1,657	938	910
Net loan charge-offs	(11,299)	(17,753)	(18,168)	(7,839)	(3,539)
Allowances related to business combinations/other	(63)	698	(180)	8,053	154
Allowance for credit losses, ending balance	19,668	23,463	25,031	21,711	5,518
Components: Allowance for loan losses	19,372	23,022	24,516	21,013	5,307
Components: Reserve for unfunded credit commitments	296	441	515	698	211
Components: Allowance for credit losses	19,668	23,463	25,031	21,711	5,518
Net loan charge-offs as a percentage of average total loans	1.49%	2.30%	2.21%	1.97%	1.03%
Allowance for loan losses as a percentage of total loans	2.52%	3.04%	3.13%	2.43%	1.39%
Allowance for credit losses as a percentage of total loans	2.56%	3.10%	3.20%	2.51%	1.44%
Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,598)	(2,775)	(3,365)	(1,653)	(629)
Loan recoveries	419	427	254	114	119
Commercial Real Estate Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(636)	(1,151)	(670)	(29)	(6)
Loan recoveries	143	68	33	5	8
Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(351)	(1,189)	(1,063)	(178)	(14)
Loan recoveries	146	110	16	3	2
Lease Financing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(38)	(120)	(229)	(65)	(33)
Loan recoveries	24	20	20	13	17
Foreign Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(173)	(198)	(237)	(245)	(265)
Loan recoveries	45	53	40	49	65
Total Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	8,169	8,141
Provision for credit losses	365	4,913
Interest income on certain impaired loans (1)	(161)	(139)
Loan charge-offs	(2,796)	(5,433)	(5,564)	(2,170)	(947)
Loan recoveries	777	678	363	184	211
Net loan charge-offs	(2,019)	(4,755)
Allowances related to business combinations/other	4	9
Allowance for credit losses, ending balance	6,358	8,169	8,141
Components: Allowance for credit losses	6,358	8,169	8,141
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(3,883)	(4,900)	(3,318)	(540)	(109)
Loan recoveries	405	522	185	37	22
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(3,763)	(4,934)	(4,812)	(2,204)	(648)
Loan recoveries	218	211	174	89	53
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,449)	(2,396)	(2,708)	(1,563)	(832)
Loan recoveries	251	218	180	147	120
Other revolving credit and installment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,724)	(2,437)	(3,423)	(2,300)	(1,913)
Loan recoveries	665	718	755	481	504
Total Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	15,294	16,890
Provision for credit losses	7,534	10,840
Interest income on certain impaired loans (1)	(171)	(127)
Loan charge-offs	(10,819)	(14,667)	(14,261)	(6,607)	(3,502)
Loan recoveries	1,539	1,669	1,294	754	699
Net loan charge-offs	(9,280)	(12,998)
Allowances related to business combinations/other	(67)	689
Allowance for credit losses, ending balance	13,310	15,294	16,890
Components: Allowance for credit losses	$ 13,310	$ 15,294	$ 16,890